UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number: 811-08266 Date of Notification: August 25, 2006

2.	Exact name of investment company as specified in registration statement:

THE INDIA FUND, INC.

3.	Address of principal executive office: (number, street, city, state, zip code)

345 Park Avenue New York, NY 10154

4.	Check one of the following:

A.	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Prakash Melwani
Prakash Melwani

Director and President of the Fund
(Title)